INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
R&D classified by nature
Amortization intangible assets	$ 982,952	$ 1,270,530	$ 1,197,988	$ 424,179
Import and export expenses	(242,133)	1,491,747	857,037	253,837
Depreciation property, plant and equipment	1,032,211	2,229,407	2,007,366	520,735
Employee benefits and social securities	10,215,819	18,282,864	21,848,090	4,670,312
Maintenance	724,558	1,034,347	1,006,457	151,941
Energy and fuel	444,083	764,297	1,030,092	213,368
Supplies and materials	160,069	489,891	171,251	29,885
Stock options based incentive		20,893,789
Mobility and travel	739,097	1,318,164	1,421,187	279,731
Professional fees and outsourced services	908,566	8,028,397	2,058,982	924,721
Office supplies	468,572	383,561	567,149	166,751
Systems expenses	84,156	709,539	621,012	4,633
Insurance	360,207	907,654	729,739	86,497
Miscellaneous	177,023	228,205	977,086	288,662
Research and development expenses	1,990,268	3,689,391	3,950,100	853,854
Research and development expenses
R&D classified by nature
Amortization intangible assets	435,577	1,106,390	943,488
Import and export expenses	14,165	16,360	21,640	1,398
Depreciation property, plant and equipment	222,446	220,849	223,515	63,558
Freight and haulage	73,275		30	136
Employee benefits and social securities	481,326	541,025	1,435,028	360,760
Maintenance	42,373	56,395	86,112	47,055
Energy and fuel	49,785	52,919	78,570	22,703
Supplies and materials	107,678	1,175,184	844,372	107,436
Stock options based incentive	25,710		30,005	43,827
Mobility and travel	66,865	48,308	87,628	29,822
Professional fees and outsourced services	90,206	447,383	121,914	5,850
Office supplies	57,564	3,796	17,932	38,159
Systems expenses	1,797		8,851	211
Insurance	18,302	8,593	22,006	6,646
Miscellaneous	303,199	12,189	29,009	126,293
Research and development expenses	$ 1,990,268	$ 3,689,391	$ 3,950,100	$ 853,854